Property and equipment, net (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Gross		$ 10,633,941	$ 10,412,304
Less: accumulated depreciation		(9,635,078)	(9,445,400)
Property, Plant and Equipment, Net, Total	$ 974,850	998,863	966,904
Land [Member]
Property, Plant and Equipment, Gross		79,100	79,100
Building [Member]
Property, Plant and Equipment, Gross		427,704	427,704
Building Improvements [Member]
Property, Plant and Equipment, Gross		760,017	745,685
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross		3,929,332	3,899,040
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		322,157	280,124
Software Development [Member]
Property, Plant and Equipment, Gross		23,518	23,518
Molds [Member]
Property, Plant and Equipment, Gross		4,589,153	4,552,374
Vehicles [Member]
Property, Plant and Equipment, Gross		$ 502,960	$ 404,759